OTHER NON-CURRENT ASSETS - Schedule of Other Non-current Assets (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Other Assets, Noncurrent [Abstract]
Long-term loan receivable	[1]	¥ 0		¥ 55,802
Prepayment of commercial properties	[2]	78,000		159,125
Long-term receivables from disposal of a subsidiary		13,137		0
Others		7,368		13,235
Less: allowance for doubtful accounts		(2,091)		(488)
Total other non-current assets		¥ 96,414	$ 13,979	¥ 227,674

[1]	Long-term loan receivable represents the principal and interest to be collected of a loan provided by the Group to a third party. The loan was of principal amount of RMB 50,000, four-year term starting from December 2019, and with a lump sum interest rate of 20% at maturity. As of December 31, 2022, this loan was due for repayment within one year and was recorded in Prepaid expense and other current assets, net (Note 6).
[2]	In 2020, the Group purchased commercial properties from a third party and paid the full amount in advance with consideration of USD$ 11.25 million (equivalent RMB 78,000).